Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
25.      Fair Value of Financial Instruments:

Aggregate information concerning assets and liabilities at December 31, 2011 and 2010 that are measured at fair value on a recurring basis is presented below (dollars in thousands):

	December 31, 2011
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$139,952	$139,952	$–
All other corporates	5,719	5,719	–
Other	306	–	306
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government-Sponsored Enterprises	622,191	–	622,191
All other corporates	66,542	26,703	39,839
Equity securities:
Common stocks:
Banks, trusts and insurance companies	50,971	50,971	–
Industrial, miscellaneous and all other	1,313,688	1,313,688	–
Other	501	–	501
Investments in associated companies	1,198,029	1,198,029	–
Total	$3,397,899	$2,735,062	$662,837

Commodity contracts - other current assets	$3,816	$88	$3,728

Other current liabilities:
Commodity contracts	$(2,802)	$–	$(2,802)
Other	(955)	(955)	–
Total	$(3,757)	$(955)	$(2,802)

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$247,017	$247,017	$–
All other corporates	6,572	6,324	248
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	7,716	–	7,716
U.S. Government-Sponsored Enterprises	823,383	–	823,383
All other corporates	192,533	150,193	42,340
Equity securities:
Common stocks:
Banks, trusts and insurance companies	49,276	49,276	–
Industrial, miscellaneous and all other	2,593,331	2,593,331	–
Investments in associated companies	1,314,227	1,314,227	–
Total	$5,234,055	$4,360,368	$873,687

Other current liabilities	$(2,413)	$(1,878)	$(535)

At December 31, 2011 and 2010, the Company did not have significant fair value measurements using unobservable inputs (Level 3) for assets and liabilities measured at fair value on a recurring basis.  As more fully discussed in Notes 3 and 14, the fair value of the redeemable noncontrolling interests of National Beef was determined based on the amount paid by the Company for its interest, which was acquired on December 30, 2011.  In future periods, these interests will be carried at fair value on a recurring basis, based on significant unobservable inputs (Level 3).

The estimated fair values for securities measured using Level 1 inputs are determined using publicly quoted market prices in active markets.  The Company has a segregated portfolio of mortgage pass-through certificates issued by U.S. Government agencies (GNMA) and by U.S. Government-Sponsored Enterprises (FHLMC or FNMA) which are carried on the balance sheet at their estimated fair value.  Although the markets that these types of securities trade in are generally active, market prices are not always available for the identical security.  The fair value of these investments are based on observable market data including benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers.  The estimates of fair value of the portfolios of mortgage pass-through certificates and corporate bonds are considered to be based on Level 2 inputs.

At December 31, 2011, the Company did not have significant assets and liabilities that were measured at fair value on a nonrecurring basis. Aggregate information concerning assets and liabilities at December 31, 2010 that are measured at fair value on a nonrecurring basis is presented below (in thousands):

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Long-lived assets held and used (a)	$20,600	$–	$20,600	$–
Long-lived assets held for sale (b)	7,000	–	7,000	–
Other non-current investments (c)	2,200	–	–	2,200

(a)
At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000.  As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses.  See Note 2 for more information.

(b)
Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets.  The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.

(c)
At December 31, 2010, represents an investment in a non-public security of $2,177,000.  The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.

The information in the tables above includes assets that are measured at fair value on a non-recurring basis as of the indicated balance sheet dates.  However, prior to year-end the Company recorded impairment charges for assets that resulted in write-downs to fair value in earlier periods.  For the years ended December 31, 2011, 2010 and 2009, net securities gains (losses) include impairment charges for investments aggregating $3,586,000, $2,474,000 and $31,420,000, respectively; see Note 2 for further information.

During 2009, the Company recorded impairment charges for other assets and investments in associated companies aggregating $139,000,000, which were principally classified as selling, general and other expenses and losses related to associated companies.  This amount primarily consisted of $68,800,000 related to long-lived assets, principally with respect to MB1, $36,544,000 related to the Company's investment in Keen (while it was classified as an associated company) and $32,348,000 related to the Company's investment in Garcadia (an associated company); see Notes 2 and 3 for further information.

The following table presents fair value information about certain financial instruments, whether or not recognized on the balance sheet.  Fair values are determined as described below.  These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  The fair value amounts presented do not purport to represent and should not be considered representative of the underlying "market" or franchise value of the Company.  The methods and assumptions used to estimate the fair values of each class of the financial instruments described below are as follows:

(a)
Investments: The fair values of marketable equity securities and fixed maturity securities (which include securities sold not owned) are substantially based on quoted market prices, as disclosed in Note 6.

Other non-current investments which do not trade publicly include private equity fund investments where the Company's voting interest isn't large enough to apply the equity method of accounting, a portfolio of non-agency mortgage-backed bond securitizations where the underlying assets are various individual mortgage loans, the zero-coupon note component of the FMG Note, and various other non-publicly traded investments.  For the investments in private equity funds and the FMG zero-coupon note, the Company has concluded that the carrying amount approximates the fair value of these investments based primarily on reviews of issuer financial statements or statements of net asset value.  For the bond securitization portfolio, future cash flows are re-estimated on a regular basis for each security to determine if impairment charges are required; accordingly the Company has concluded that the carrying amount of these securities approximates their fair values.  The fair values of the Company's other non-publicly traded investments that are accounted for under the cost method were assumed to be at least equal to the carrying amount.  For these non-publicly traded investments, the Company reviews cash flows and/or other information obtained from investee companies on a regular basis to determine if impairment charges are required.

(b)	Cash and cash equivalents: For cash equivalents, the carrying amount approximates fair value.

(c)	Notes receivable: The fair values of variable rate notes receivable are estimated to be the carrying amount.

(d)
Long-term and other indebtedness:  The fair values of non-variable rate debt are estimated using quoted market prices and estimated rates that would be available to the Company for debt with similar terms.  The fair value of variable rate debt is estimated to be the carrying amount.  The fair value of the MB1 debt at December 31, 2010 was the amount paid by the Company's subsidiary for the collateralized property in the foreclosure sale; see Note 2.

(e)	Redeemable noncontrolling interests were valued based on the amount paid by the Company to acquire National Beef on December 30, 2011; see Note 3 for more information.

(f)
Swap agreements:  The fair values of the interest rate swap at December 31, 2010 was based on rates then available for similar agreements. At December 31, 2011, the Company did not have any swap agreements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2011 and 2010 are as follows (in thousands):

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial Assets:
Investments:
Current	$150,135	$150,135	$264,572	$264,572
Non-current	2,226,875	2,226,875	3,832,659	3,832,659
Cash and cash equivalents	168,490	168,490	441,340	441,340
Notes receivable:
Current	1,675	1,675	740	740
Non-current	3,531	3,531	2,633	2,633
Commodity contracts	3,816	3,816	–	–

Financial Liabilities:
Indebtedness:
Current	446,743	446,743	534,572	452,142
Non-current	1,874,389	1,943,697	1,546,655	1,675,842
Securities sold not owned	955	955	1,878	1,878
Commodity contracts	2,802	2,802	–	–

Redeemable noncontrolling interests	235,909	235,909	–	–

Swap agreements:
Interest rate swaps	–	–	(535)	(535)